Investment Portfolio	as of March 31, 2020 (Unaudited)

DWS High Income VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 95.6%
Communication Services 25.8%
Altice Financing SA, 144A, 5.0%, 1/15/2028		310,000	274,350
Altice France SA:
144A, 5.5%, 1/15/2028		200,000	187,260
144A, 7.375%, 5/1/2026		910,000	903,311
144A, 8.125%, 2/1/2027		200,000	208,500
AMC Networks, Inc., 4.75%, 8/1/2025		220,000	213,950
CCO Holdings LLC:
144A, 4.5%, 8/15/2030		40,000	39,200
144A, 4.5%, 5/1/2032		35,000	34,132
144A, 4.75%, 3/1/2030		140,000	139,300
144A, 5.0%, 2/1/2028		150,000	150,375
144A, 5.125%, 5/1/2027		125,000	125,325
144A, 5.375%, 6/1/2029		130,000	133,588
144A, 5.5%, 5/1/2026		210,000	213,150
144A, 5.75%, 2/15/2026		530,000	536,704
144A, 5.875%, 5/1/2027		200,000	206,000
CenturyLink, Inc.:
144A, 5.125%, 12/15/2026		271,000	271,000
5.625%, 4/1/2025		50,000	50,250
Series W, 6.75%, 12/1/2023		45,000	47,826
Clear Channel Worldwide Holdings, Inc.:
144A, 5.125%, 8/15/2027		320,000	302,800
144A, 9.25%, 2/15/2024		217,000	186,077
CommScope, Inc.:
144A, 5.5%, 3/1/2024		130,000	131,560
144A, 5.5%, 6/15/2024		110,000	101,585
144A, 8.25%, 3/1/2027		130,000	125,307
CSC Holdings LLC:
144A, 5.5%, 4/15/2027		345,000	357,040
144A, 5.75%, 1/15/2030		200,000	201,692
144A, 6.5%, 2/1/2029		200,000	215,698
144A, 7.5%, 4/1/2028		200,000	213,084
Diamond Sports Group LLC, 144A, 5.375%, 8/15/2026		279,000	226,693
DISH DBS Corp.:
5.875%, 11/15/2024		216,000	210,060
7.75%, 7/1/2026		105,000	107,888
Entercom Media Corp.:
144A, 6.5%, 5/1/2027		156,000	135,330
144A, 7.25%, 11/1/2024 (b)		80,000	66,800
Front Range BidCo, Inc.:
144A, 4.0%, 3/1/2027		130,000	124,313
144A, 6.125%, 3/1/2028		35,000	33,250
Frontier Communications Corp., 144A, 8.0%, 4/1/2027		240,000	236,707
Intelsat Jackson Holdings SA, 144A, 8.5%, 10/15/2024		131,000	82,491
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027		210,000	206,850
Level 3 Financing, Inc.:
144A, 4.625%, 9/15/2027		239,000	237,542
5.25%, 3/15/2026		110,000	109,931
Netflix, Inc.:
REG S, 3.625%, 6/15/2030	EUR	100,000	107,533
4.375%, 11/15/2026		330,000	334,950
4.625%, 5/15/2029	EUR	230,000	258,771
4.875%, 4/15/2028		210,000	216,300
5.875%, 11/15/2028		71,000	75,864
Nexstar Broadcasting, Inc., 144A, 5.625%, 7/15/2027		55,000	53,763
Outfront Media Capital LLC:
144A, 4.625%, 3/15/2030		30,000	26,700
144A, 5.0%, 8/15/2027		140,000	128,800
Sable International Finance Ltd., 144A, 5.75%, 9/7/2027		200,000	180,000
Sprint Capital Corp., 6.875%, 11/15/2028		395,000	451,169
Sprint Corp.:
7.125%, 6/15/2024		165,000	181,112
7.625%, 3/1/2026		230,000	260,314
T-Mobile U.S.A., Inc., 4.75%, 2/1/2028		215,000	223,987
Telecom Italia Capital SA, 6.375%, 11/15/2033		155,000	157,325
Telefonica Europe BV, REG S, 5.875%, Perpetual (c)	EUR	100,000	112,803
Telesat Canada:
144A, 4.875%, 6/1/2027		110,000	105,028
144A, 6.5%, 10/15/2027		160,000	153,600
ViaSat, Inc.:
144A, 5.625%, 9/15/2025		135,000	126,211
144A, 5.625%, 4/15/2027		120,000	118,500
Virgin Media Secured Finance PLC:
144A, 5.5%, 8/15/2026		215,000	218,225
144A, 5.5%, 5/15/2029		345,000	343,758
Vodafone Group PLC, 7.0%, 4/4/2079		185,000	197,687
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	370,000	365,605
Ziggo BV, 144A, 4.875%, 1/15/2030 (b)		290,000	282,441
			12,027,365
Consumer Discretionary 14.2%
Ahern Rentals, Inc., 144A, 7.375%, 5/15/2023		35,000	19,950
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025 (b)		135,000	111,375
6.25%, 3/15/2026		75,000	57,750
American Builders & Contractors Supply Co., Inc., 144A, 4.0%, 1/15/2028		164,000	149,240
Beacon Roofing Supply, Inc., 144A, 4.5%, 11/15/2026 (b)		30,000	27,684
Beazer Homes U.S.A., Inc., 5.875%, 10/15/2027		255,000	192,525
Boyd Gaming Corp.:
144A, 4.75%, 12/1/2027		60,000	49,500
6.0%, 8/15/2026		160,000	137,600
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		80,000	69,600
144A, 6.5%, 6/1/2026		160,000	140,800
Dana, Inc., 5.375%, 11/15/2027		55,000	44,550
Ford Motor Credit Co. LLC:
1.514%, 2/17/2023	EUR	110,000	100,731
4.14%, 2/15/2023		200,000	185,360
HD Supply, Inc., 144A, 5.375%, 10/15/2026		100,000	97,212
Hertz Corp., 144A, 6.0%, 1/15/2028		120,000	63,000
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		139,000	118,150
IAA, Inc., 144A, 5.5%, 6/15/2027		75,000	72,563
Lennar Corp., 5.0%, 6/15/2027		50,000	45,750
Lithia Motors, Inc., 144A, 4.625%, 12/15/2027		140,000	126,014
M/I Homes, Inc., 144A, 4.95%, 2/1/2028		130,000	110,337
Mattel, Inc., 144A, 6.75%, 12/31/2025		325,000	330,492
Meritor, Inc., 6.25%, 2/15/2024		75,000	71,258
MGM Resorts International, 5.5%, 4/15/2027		66,000	60,060
NCL Corp., Ltd., 144A, 3.625%, 12/15/2024		200,000	127,560
Newell Brands, Inc., 4.2%, 4/1/2026		440,000	431,991
Panther BF Aggregator 2 LP:
144A, 4.375%, 5/15/2026	EUR	100,000	91,541
REG S, 4.375%, 5/15/2026	EUR	200,000	183,081
144A, 6.25%, 5/15/2026		55,000	51,975
144A, 8.5%, 5/15/2027		55,000	47,982
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027		80,000	58,400
PetSmart, Inc.:
144A, 7.125%, 3/15/2023		330,000	307,312
144A, 8.875%, 6/1/2025 (b)		90,000	81,450
Prestige Brands, Inc., 144A, 5.125%, 1/15/2028		60,000	59,418
PulteGroup, Inc., 6.375%, 5/15/2033		100,000	101,070
Scientific Games International, Inc., 144A, 7.0%, 5/15/2028		165,000	101,475
Sonic Automotive, Inc., 6.125%, 3/15/2027		55,000	48,400
Spectrum Brands, Inc., 144A, 5.0%, 10/1/2029		30,000	25,500
Staples, Inc.:
144A, 7.5%, 4/15/2026		210,000	185,587
144A, 10.75%, 4/15/2027		160,000	122,768
Stars Group Holdings BV, 144A, 7.0%, 7/15/2026		105,000	98,721
Suburban Propane Partners LP, 5.75%, 3/1/2025		105,000	97,125
Taylor Morrison Communities, Inc., 144A, 5.75%, 1/15/2028		170,000	151,796
Tesla, Inc., 144A, 5.3%, 8/15/2025		270,000	253,125
Toll Brothers Finance Corp., 4.35%, 2/15/2028		67,000	60,970
TRI Pointe Group, Inc., 5.25%, 6/1/2027		55,000	48,934
United Rentals North America, Inc.:
4.0%, 7/15/2030		45,000	40,275
4.625%, 10/15/2025		800,000	768,000
5.25%, 1/15/2030		80,000	79,976
6.5%, 12/15/2026		220,000	223,300
Univar Solutions U.S.A., Inc., 144A, 5.125%, 12/1/2027		160,000	145,600
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		205,000	119,948
Wynn Las Vegas LLC, 144A, 5.5%, 3/1/2025		145,000	134,850
Yum! Brands, Inc., 144A, 7.75%, 4/1/2025 (d)		10,000	10,500
			6,640,131
Consumer Staples 3.7%
Albertsons Companies, Inc.:
144A, 4.625%, 1/15/2027		200,000	199,000
144A, 5.875%, 2/15/2028		60,000	61,068
Darling Ingredients, Inc., 144A, 5.25%, 4/15/2027		30,000	29,091
JBS U.S.A. LUX SA:
144A, 5.5%, 1/15/2030		60,000	61,950
144A, 5.75%, 6/15/2025		210,000	212,100
144A, 6.5%, 4/15/2029		132,000	141,596
144A, 6.75%, 2/15/2028		235,000	250,862
Kraft Heinz Foods Co.:
4.625%, 1/30/2029		70,000	70,039
144A, 4.875%, 2/15/2025		70,000	70,157
5.0%, 7/15/2035		80,000	79,776
Pilgrim's Pride Corp.:
144A, 5.75%, 3/15/2025		50,000	50,375
144A, 5.875%, 9/30/2027		230,000	229,172
Post Holdings, Inc.:
144A, 5.0%, 8/15/2026		165,000	169,810
144A, 5.5%, 12/15/2029		110,000	114,103
			1,739,099
Energy 9.4%
Antero Midstream Partners LP:
5.375%, 9/15/2024		95,000	65,997
144A, 5.75%, 3/1/2027		80,000	51,200
144A, 5.75%, 1/15/2028		90,000	57,600
Archrock Partners LP:
144A, 6.25%, 4/1/2028		160,000	110,400
144A, 6.875%, 4/1/2027		110,000	78,111
Ascent Resources Utica Holdings LLC, 144A, 10.0%, 4/1/2022		80,000	46,800
Buckeye Partners LP, 144A, 4.5%, 3/1/2028		80,000	65,600
Cheniere Energy Partners LP:
144A, 4.5%, 10/1/2029		447,000	388,890
5.625%, 10/1/2026		80,000	73,600
Chesapeake Energy Corp., 144A, 11.5%, 1/1/2025		74,000	12,580
Crestwood Midstream Partners LP, 144A, 5.625%, 5/1/2027		150,000	82,457
DCP Midstream Operating LP:
5.125%, 5/15/2029		80,000	50,396
5.375%, 7/15/2025		387,000	264,244
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026		35,000	24,157
144A, 5.75%, 1/30/2028		35,000	23,800
EnLink Midstream Partners LP, 4.4%, 4/1/2024		280,000	141,316
Genesis Energy LP:
6.25%, 5/15/2026		115,000	80,500
6.5%, 10/1/2025		85,000	61,438
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		155,000	71,300
144A, 5.75%, 10/1/2025		60,000	27,600
Matador Resources Co., 5.875%, 9/15/2026		134,000	39,262
MEG Energy Corp.:
144A, 6.5%, 1/15/2025		195,000	123,337
144A, 7.125%, 2/1/2027		95,000	46,941
Murphy Oil U.S.A., Inc.:
4.75%, 9/15/2029		115,000	107,813
5.625%, 5/1/2027		65,000	63,687
Nabors Industries, Inc., 5.75%, 2/1/2025		80,000	17,600
NuStar Logistics LP:
5.625%, 4/28/2027		121,000	93,025
6.0%, 6/1/2026		185,000	136,900
Oasis Petroleum, Inc., 6.875%, 3/15/2022		168,000	33,180
Parkland Fuel Corp., 144A, 5.875%, 7/15/2027		80,000	74,992
Parsley Energy LLC:
144A, 4.125%, 2/15/2028		50,000	34,000
144A, 5.25%, 8/15/2025		55,000	41,800
144A, 5.375%, 1/15/2025		185,000	142,909
PBF Holding Co. LLC, 144A, 6.0%, 2/15/2028		65,000	42,900
Range Resources Corp., 5.0%, 8/15/2022 (b)		185,000	138,694
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025		210,000	100,380
SM Energy Co., 6.625%, 1/15/2027 (b)		120,000	34,928
Southwestern Energy Co.:
6.2%, 1/23/2025		60,000	40,857
7.75%, 10/1/2027 (b)		30,000	19,725
Sunoco LP:
5.5%, 2/15/2026		130,000	112,486
5.875%, 3/15/2028		35,000	29,050
6.0%, 4/15/2027		52,000	44,720
Targa Resources Partners LP:
5.0%, 1/15/2028		235,000	189,425
5.375%, 2/1/2027		260,000	213,980
144A, 5.5%, 3/1/2030		90,000	69,516
TerraForm Power Operating LLC, 144A, 4.75%, 1/15/2030		135,000	130,950
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027		160,000	129,600
USA Compression Partners LP:
6.875%, 4/1/2026		142,000	88,750
6.875%, 9/1/2027		100,000	62,000
WPX Energy, Inc.:
4.5%, 1/15/2030		130,000	70,590
5.25%, 9/15/2024		145,000	88,450
5.25%, 10/15/2027		105,000	57,750
			4,398,183
Financials 2.3%
AG Issuer LLC, 144A, 6.25%, 3/1/2028		95,000	79,800
Altice France Holding SA, 144A, 10.5%, 5/15/2027		200,000	211,000
AmWINS Group, Inc., 144A, 7.75%, 7/1/2026		70,000	68,600
Intesa Sanpaolo SpA, 144A, 5.71%, 1/15/2026		200,000	194,815
Lions Gate Capital Holdings LLC, 144A, 6.375%, 2/1/2024		80,000	70,400
LPL Holdings, Inc., 144A, 4.625%, 11/15/2027		30,000	27,439
Navient Corp.:
6.5%, 6/15/2022		100,000	97,900
6.75%, 6/25/2025		95,000	87,400
Springleaf Finance Corp.:
5.375%, 11/15/2029		160,000	146,400
6.625%, 1/15/2028		35,000	33,075
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025		75,000	68,629
			1,085,458
Health Care 9.6%
Avantor, Inc.:
144A, 6.0%, 10/1/2024		130,000	136,201
144A, 9.0%, 10/1/2025		125,000	131,588
Bausch Health Americas, Inc.:
144A, 8.5%, 1/31/2027		385,000	402,325
144A, 9.25%, 4/1/2026		85,000	89,828
Bausch Health Companies, Inc.:
144A, 5.0%, 1/30/2028		110,000	104,137
144A, 5.25%, 1/30/2030		80,000	75,645
144A, 5.75%, 8/15/2027		115,000	118,404
144A, 5.875%, 5/15/2023		9,000	8,955
144A, 6.125%, 4/15/2025		150,000	147,750
144A, 6.5%, 3/15/2022		105,000	106,050
144A, 7.0%, 3/15/2024		255,000	259,779
144A, 7.0%, 1/15/2028		40,000	41,056
144A, 7.25%, 5/30/2029		20,000	20,756
Catalent Pharma Solutions, Inc., 144A, 5.0%, 7/15/2027		125,000	121,250
Centene Corp.:
144A, 3.375%, 2/15/2030		143,000	132,990
144A, 4.25%, 12/15/2027		90,000	88,200
144A, 4.625%, 12/15/2029		205,000	206,025
144A, 5.375%, 6/1/2026		95,000	97,860
144A, 5.375%, 8/15/2026		130,000	132,600
Charles River Laboratories International, Inc., 144A, 4.25%, 5/1/2028		275,000	265,072
Community Health Systems, Inc.:
6.25%, 3/31/2023		280,000	265,825
144A, 8.125%, 6/30/2024 (b)		120,000	83,146
Encompass Health Corp.:
4.5%, 2/1/2028		45,000	44,100
4.75%, 2/1/2030		37,000	36,260
HCA, Inc.:
5.625%, 9/1/2028		50,000	52,335
5.875%, 2/1/2029		90,000	95,175
Hill-Rom Holdings, Inc., 144A, 4.375%, 9/15/2027		85,000	83,725
Ortho-Clinical Diagnostics, Inc., 144A, 7.25%, 2/1/2028		135,000	116,087
Select Medical Corp., 144A, 6.25%, 8/15/2026		275,000	275,000
Tenet Healthcare Corp.:
144A, 4.875%, 1/1/2026		190,000	180,975
144A, 5.125%, 11/1/2027		220,000	209,550
Teva Pharmaceutical Finance Netherlands II BV, 4.5%, 3/1/2025	EUR	100,000	100,476
Teva Pharmaceutical Finance Netherlands III BV:
2.2%, 7/21/2021		46,000	43,938
144A, 7.125%, 1/31/2025		200,000	198,000
			4,471,063
Industrials 6.0%
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		179,000	135,592
144A, 6.0%, 10/15/2022		143,000	107,250
144A, 7.875%, 4/15/2027		244,000	162,833
BWX Technologies, Inc., 144A, 5.375%, 7/15/2026		30,000	28,800
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028		100,000	92,750
Cimpress PLC, 144A, 7.0%, 6/15/2026		150,000	132,000
Clean Harbors, Inc., 144A, 5.125%, 7/15/2029		30,000	27,900
Colfax Corp.:
144A, 6.0%, 2/15/2024		25,000	24,125
144A, 6.375%, 2/15/2026		95,000	93,575
Energizer Holdings, Inc.:
144A, 5.5%, 6/15/2025		115,000	111,550
144A, 6.375%, 7/15/2026		120,000	121,200
144A, 7.75%, 1/15/2027		105,000	108,539
EnerSys, 144A, 4.375%, 12/15/2027		90,000	84,600
GFL Environmental, Inc., 144A, 5.125%, 12/15/2026		50,000	48,750
Itron, Inc., 144A, 5.0%, 1/15/2026		140,000	133,000
Korn Ferry, 144A, 4.625%, 12/15/2027		30,000	26,063
Masonite International Corp., 144A, 5.375%, 2/1/2028		74,000	72,727
Moog, Inc., 144A, 4.25%, 12/15/2027		160,000	144,400
Prime Security Services Borrower LLC:
144A, 5.75%, 4/15/2026		135,000	132,300
144A, 6.25%, 1/15/2028		145,000	125,062
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		155,000	139,934
Summit Materials LLC, 6.125%, 7/15/2023		200,000	198,000
Tennant Co., 5.625%, 5/1/2025		30,000	28,875
TransDigm, Inc.:
144A, 5.5%, 11/15/2027		170,000	152,575
144A, 6.25%, 3/15/2026		315,000	313,819
Triumph Group, Inc., 144A, 6.25%, 9/15/2024		64,000	57,044
			2,803,263
Information Technology 2.9%
Camelot Finance SA, 144A, 4.5%, 11/1/2026		55,000	53,350
Cardtronics, Inc., 144A, 5.5%, 5/1/2025		95,000	90,250
CDK Global, Inc., 144A, 5.25%, 5/15/2029		85,000	86,700
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		210,000	193,200
Fair Isaac Corp., 144A, 5.25%, 5/15/2026		130,000	128,700
Go Daddy Operating Co. LLC, 144A, 5.25%, 12/1/2027		165,000	166,518
IQVIA, Inc., 144A, 5.0%, 5/15/2027		220,000	224,950
MTS Systems Corp., 144A, 5.75%, 8/15/2027		32,000	29,680
Presidio Holdings, Inc.:
144A, 4.875%, 2/1/2027		20,000	17,900
144A, 8.25%, 2/1/2028		30,000	26,437
Refinitiv U.S. Holdings, Inc., 144A, 8.25%, 11/15/2026		85,000	89,675
Science Applications International Corp., 144A, 4.875%, 4/1/2028		30,000	28,800
SS&C Technologies, Inc., 144A, 5.5%, 9/30/2027		85,000	88,588
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		155,000	130,200
			1,354,948
Materials 13.0%
Arconic Corp., 144A, 6.125%, 2/15/2028		215,000	219,837
Ardagh Packaging Finance PLC, 144A, 6.0%, 2/15/2025		220,000	220,616
Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024		175,000	168,000
Berry Global, Inc.:
144A, 4.875%, 7/15/2026		105,000	106,050
5.5%, 5/15/2022		315,000	310,288
144A, 5.625%, 7/15/2027		15,000	15,497
Cascades, Inc.:
144A, 5.125%, 1/15/2026		10,000	9,675
144A, 5.375%, 1/15/2028		15,000	14,325
CF Industries, Inc., 5.15%, 3/15/2034		105,000	106,601
Chemours Co.:
5.375%, 5/15/2027		115,000	87,958
7.0%, 5/15/2025 (b)		30,000	24,975
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		110,000	100,100
Constellium SE:
144A, 4.625%, 5/15/2021	EUR	100,000	100,217
144A, 5.75%, 5/15/2024		250,000	223,150
144A, 6.625%, 3/1/2025		250,000	225,000
Element Solutions, Inc., 144A, 5.875%, 12/1/2025		85,000	83,300
First Quantum Minerals Ltd.:
144A, 6.5%, 3/1/2024		245,000	203,350
144A, 6.875%, 3/1/2026		200,000	160,500
144A, 7.25%, 4/1/2023		200,000	168,375
144A, 7.5%, 4/1/2025		200,000	166,438
Freeport-McMoRan, Inc.:
4.125%, 3/1/2028		270,000	235,575
4.25%, 3/1/2030		150,000	130,500
5.0%, 9/1/2027		105,000	97,487
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		95,000	82,650
144A, 7.625%, 1/15/2025		220,000	191,400
Kaiser Aluminum Corp., 144A, 4.625%, 3/1/2028		70,000	62,125
LABL Escrow Issuer LLC, 144A, 6.75%, 7/15/2026		100,000	92,000
Mauser Packaging Solutions Holding Co.:
144A, 5.5%, 4/15/2024		175,000	161,000
144A, 7.25%, 4/15/2025		205,000	162,975
Mercer International, Inc., 7.375%, 1/15/2025		175,000	145,689
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024		185,000	162,338
144A, 5.25%, 6/1/2027		140,000	117,950
Novelis Corp.:
144A, 4.75%, 1/30/2030		330,000	293,700
144A, 5.875%, 9/30/2026		230,000	225,714
Olin Corp., 5.625%, 8/1/2029		314,000	288,958
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		290,000	287,100
144A, 7.0%, 7/15/2024		35,000	35,569
Starfruit Finco BV, 144A, 8.0%, 10/1/2026 (b)		150,000	142,373
Tronox Finance PLC, 144A, 5.75%, 10/1/2025		266,000	237,405
Tronox, Inc., 144A, 6.5%, 4/15/2026 (b)		192,000	172,800
United States Steel Corp., 6.25%, 3/15/2026 (b)		64,000	40,320
			6,079,880
Real Estate 3.2%
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2029		60,000	56,363
(REIT), 5.75%, 8/15/2024		320,000	318,400
(REIT), 6.0%, 8/15/2023		300,000	301,500
iStar, Inc.:
(REIT), 4.25%, 8/1/2025		100,000	82,240
(REIT), 4.75%, 10/1/2024		170,000	142,800
MGM Growth Properties Operating Partnership LP, (REIT), 5.75%, 2/1/2027		310,000	269,700
MPT Operating Partnership LP, (REIT), 4.625%, 8/1/2029		140,000	130,200
Ryman Hospitality Properties, Inc., 144A, (REIT), 4.75%, 10/15/2027		5,000	3,750
Uniti Group LP, 144A, (REIT), 7.875%, 2/15/2025		110,000	101,132
VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025		10,000	9,325
144A, (REIT), 3.75%, 2/15/2027		30,000	28,275
144A, (REIT), 4.125%, 8/15/2030		20,000	18,725
144A (REIT), 4.625%, 12/1/2029		16,000	14,598
			1,477,008
Utilities 5.5%
AES Corp., 4.875%, 5/15/2023		94,000	90,474
AmeriGas Partners LP:
5.5%, 5/20/2025		205,000	188,600
5.75%, 5/20/2027		110,000	102,314
Calpine Corp.:
144A, 4.5%, 2/15/2028		155,000	150,234
144A, 5.125%, 3/15/2028		160,000	147,200
144A, 5.25%, 6/1/2026		260,000	247,000
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028		165,000	153,037
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024		210,000	204,750
NRG Energy, Inc.:
144A, 5.25%, 6/15/2029		157,000	161,710
5.75%, 1/15/2028		200,000	204,000
7.25%, 5/15/2026		75,000	78,562
Talen Energy Supply LLC, 144A, 7.25%, 5/15/2027		190,000	171,703
Vistra Energy Corp., 5.875%, 6/1/2023		70,000	69,825
Vistra Operations Co. LLC:
144A, 5.0%, 7/31/2027		220,000	223,300
144A, 5.5%, 9/1/2026		315,000	324,450
144A, 5.625%, 2/15/2027		55,000	56,719
			2,573,878
Total Corporate Bonds (Cost $49,567,731)			44,650,276
Loan Participations and Assignments 0.5%
Senior Loans **
Endo Luxembourg Finance Company I S.a r.l., Term Loan B, 1-month USD LIBOR + 4.250%, 5.25%, 4/29/2024		179,079	162,067
Flex Acquisition Company, Inc.:
Frist Lien Term Loan, 1-month USD-LIBOR + 3.000%, 4.581%, 12/29/2023		3,075	2,829
Frist Lien Term Loan, 3-month USD-LIBOR + 3.000%, 4.909%, 12/29/2023		81,925	75,371
Total Loan Participations and Assignments (Cost $251,076)			240,267
		Shares	Value ($)
Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)		287	723
Warrants 0.1%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (e) (Cost $244,286)		1,100	44,119
Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 0.33% (f) (g) (Cost $1,273,285)		1,273,285	1,273,285
Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 0.32% (f) (Cost $1,327,602)		1,327,602	1,327,602
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $52,663,980)		101.7	47,536,272
Other Assets and Liabilities, Net		(1.7)	(811,199)
Net Assets		100.0	46,725,073

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2020	Value ($) at 3/31/2020
Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (f) (g)
361,289	911,996 (h)	—	—	—	807	—	1,273,285	1,273,285
Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 0.32% (f)
2,187,480	7,155,978	8,015,856	—	—	6,195	—	1,327,602	1,327,602
2,548,769	8,067,974	8,015,856	—	—	7,002	—	2,600,887	2,600,887

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2020 amounted to $1,225,057, which is 2.6% of net assets.
(c)	Perpetual, callable security with no stated maturity date.
(d)	When-issued security.
(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
As of March 31, 2020, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	81,382	USD	90,324	4/30/2020	457	BNP Paribas SA
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	1,230,052	USD	1,356,209	4/30/2020	(2,087)	State Street Bank and Trust

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$44,650,276	$—	$44,650,276
Loan Participations and Assignments	—	240,267	—	240,267
Common Stocks	723	—	—	723
Warrants	—	—	44,119	44,119
Short-Term Investments (i)	2,600,887	—	—	2,600,887
Derivatives (j)
Forward Foreign Currency Contracts	—	457	—	457
Total	$2,601,610	$44,891,000	$44,119	$47,536,729
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Forward Foreign Currency Contracts	$—	$(2,087)	$—	$(2,087)
Total	$—	$(2,087)	$—	$(2,087)

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ (1,630)